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                North American Senior Floating Rate Fund, Inc.
                              286 Congress Street
                          Boston, Massachusetts 02210

                                January 25, 2001


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  North American Senior Floating Rate Fund, Inc. ("Fund")
     File No. 333-53840
     ------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the Registration Statement of the Fund on Form N-2, which was filed electronically with the Securities and Exchange Commission on January 17, 2001.

                                       Very truly yours,


                                       /s/ John I. Fitzgerald